Summary of significant accounting policies - Additional information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥) ¥ / $	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) ¥ / $	Oct. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Service fees charged		¥ 354,509,123		¥ 448,789,468		¥ 1,624,748,798
Due to WFOE		¥ 3,311,310,263		¥ 3,346,208,976
Other Liability, Related Party, Type [Extensible Enumeration]		srt:AffiliatedEntityMember						srt:AffiliatedEntityMember
Percentage Of VIE contribution to consolidated revenue		99.00%		99.00%		98.00%		99.00%
Percentage Of VIE accounted of consolidated total assets		22.00%		24.00%				22.00%
Percentage Of VIE accounted of consolidated total liabilities		83.00%		79.00%				83.00%
Convenience translation rate per US$1.00 | ¥ / $		7.0999						7.0999
Goodwill impairment loss		¥ 13,966,789	$ 1,967,181
Impairment loss of investments		29,123,511	29,123,511	¥ 0		¥ 0
Group recorded impairment loss other expenses		58,005,769		78,462,371
Deferred revenue	¥ 275,011,206
Capitalized research and development expenses | $			0		$ 0		$ 0
Advertising and market promotion expenses		100,470,369		282,007,724		495,504,251
Lease liabilities		6,700,694		19,571,579				$ 943,773
Right-of-use assets		22,792,474		49,910,725				3,210,253
Government subsidies		29,733,380		48,352,432		71,162,166
Cash and cash equivalents		4,440,131,180		4,041,602,800		4,456,405,874		$ 625,379,397
Nanshan Lanyue Asset Management Tianjin Partnership [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method partnership investment percentage									4.35%
Suzhou Industrial Park Yuanhe Nanshan [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method partnership investment percentage									0.53%
Nanshan Douyu Asset Management Tianjin Partnership Member [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method partnership investment percentage									0.75%
Wuhan Chaosai Business Information Consulting Partnership [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method partnership investment percentage									5.63%
Wuhan Ouyue [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method partnership investment percentage									99.99%
Nonolive Reporting Unit
Summary of Significant Accounting Policies [Line Items]
Goodwill impairment loss | $			$ 1,982,033
CHINA [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		¥ 304,283,432
Cash and cash equivalents percentage		7.00%						7.00%
Other expenses, net
Summary of Significant Accounting Policies [Line Items]
Group recorded impairment loss other expenses		¥ 58,005,769		¥ 78,462,371		¥ 33,653,746